Directors and Key Management compensation (Tables)	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Disclosure of transactions between related parties [text block]

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Benefits are accruing to the following number of key management personnel under:
Defined contribution plans	2	2	2
Share based payment schemes	2	2	2

Disclosure of information about key management personnel [text block]	Directors and Key Management compensation

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
	€m	€m	€m
Short-term employee benefits	3.5	1.8	2.2
Share-based payment expense	11.6	3.5	2.4
Non-Executive Director fees	0.3	0.3	0.3
Total Directors' and executive officers' compensation	15.4	5.6	4.9
All significant management decision making authority is vested within the Board of Directors and the executive team, therefore key management are considered to be the Directors and executive Officers.

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Benefits are accruing to the following number of key management personnel under:
Defined contribution plans	2	2	2
Share based payment schemes	2	2	2